Fair Value Information - Financial Instruments Measured at Fair Value on a Recurring Basis (Detail) $ in Millions, $ in Millions	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Hedging financial liabilities	$ 0	$ 0	$ 0
Fair value on a recurring basis [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets at FVTPL	1,037		1,024
Hedging financial assets			13
Financial assets at FVOCI	4,412		3,491
Hedging financial liabilities	0
Fair value on a recurring basis [Member] | Derivatives [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets at FVTPL	1		3
Fair value on a recurring basis [Member] | Listed stocks [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets at FVTPL	0		1
Financial assets at FVOCI	243		273
Fair value on a recurring basis [Member] | Non-listed stocks [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets at FVTPL	793		861
Financial assets at FVOCI	4,169		3,218
Fair value on a recurring basis [Member] | Limited Partnership [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets at FVTPL	219		135
Fair value on a recurring basis [Member] | Film and drama investing agreements [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets at FVTPL	24		24
Fair value on a recurring basis [Member] | Level 1 [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets at FVTPL	0		1
Hedging financial assets			0
Financial assets at FVOCI	243		273
Hedging financial liabilities	0
Fair value on a recurring basis [Member] | Level 1 [Member] | Derivatives [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets at FVTPL	0		0
Fair value on a recurring basis [Member] | Level 1 [Member] | Listed stocks [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets at FVTPL	0		1
Financial assets at FVOCI	243		273
Fair value on a recurring basis [Member] | Level 1 [Member] | Non-listed stocks [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets at FVTPL	0		0
Financial assets at FVOCI	0		0
Fair value on a recurring basis [Member] | Level 1 [Member] | Limited Partnership [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets at FVTPL	0		0
Fair value on a recurring basis [Member] | Level 1 [Member] | Film and drama investing agreements [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets at FVTPL	0		0
Fair value on a recurring basis [Member] | Level 2 [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets at FVTPL	1		3
Hedging financial assets			13
Financial assets at FVOCI	0		0
Hedging financial liabilities	0
Fair value on a recurring basis [Member] | Level 2 [Member] | Derivatives [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets at FVTPL	1		3
Fair value on a recurring basis [Member] | Level 2 [Member] | Listed stocks [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets at FVTPL	0		0
Financial assets at FVOCI	0		0
Fair value on a recurring basis [Member] | Level 2 [Member] | Non-listed stocks [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets at FVTPL	0		0
Financial assets at FVOCI	0		0
Fair value on a recurring basis [Member] | Level 2 [Member] | Limited Partnership [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets at FVTPL	0		0
Fair value on a recurring basis [Member] | Level 2 [Member] | Film and drama investing agreements [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets at FVTPL	0		0
Fair value on a recurring basis [Member] | Level 3 [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets at FVTPL	1,036		1,020
Hedging financial assets			0
Financial assets at FVOCI	4,169		3,218
Hedging financial liabilities	0
Fair value on a recurring basis [Member] | Level 3 [Member] | Derivatives [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets at FVTPL	0		0
Fair value on a recurring basis [Member] | Level 3 [Member] | Listed stocks [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets at FVTPL	0		0
Financial assets at FVOCI	0		0
Fair value on a recurring basis [Member] | Level 3 [Member] | Non-listed stocks [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets at FVTPL	793		861
Financial assets at FVOCI	4,169		3,218
Fair value on a recurring basis [Member] | Level 3 [Member] | Limited Partnership [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets at FVTPL	219		135
Fair value on a recurring basis [Member] | Level 3 [Member] | Film and drama investing agreements [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets at FVTPL	$ 24		$ 24